Securities (Fair Value Of Securities Pledged) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Pledged as collateral for:
FHLB advances	$ 3,074	$ 4,058
Public deposits	2,015	1,997
Mortgage banking derivatives	1,500
Interest-rate swaps	77	104
Total	$ 6,666	$ 6,159